Chad E. Fickett

Assistant General Counsel

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 1209 fax

chadfickett@northwesternmutual.com

April 27, 2010

Securities and Exchange Commission

Attention: Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:    Northwestern Mutual Variable Life Account

Variable Life Account File Nos. 2-89972; 811-3989

Variable CompLife® Life File Nos. 33-89188; 811-3989

EDGAR CIK 0000742277

Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

On behalf of The Northwestern Mutual Life Insurance Company (the “Company”), and Northwestern Mutual Variable Life Account (the “Account”), we are submitting herewith the following Securities Act of 1933 Post-Effective Amendments, and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.
Northwestern Mutual Variable Life Account

Variable Life Account	37	33
Variable CompLife®	20	34

The Amendments are being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act primarily for purposes of responding to comments received from the SEC Staff on the Post Effective Amendments noted above to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. Our intention is that the Post-Effective Amendments noted above become effective on May 1, 2010, in accordance with the provisions of paragraph (b) of Rule 485. As required by paragraph (b)(4) of Rule 485, the undersigned represents that the Post-Effective Amendments noted above does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.

VARIABLE LIFE:

1.	COMMENT: Please clarify supplementally whether there are any types of guarantee or support agreements with third parties to support any of the guarantees under the Policy, or whether the Company will be primarily responsible for paying out on any of the guarantees under the Policy.

RESPONSE: The Company will be primarily responsible for paying out any of the guarantees in the Policy. At present, there are no types of guarantee or support agreements with third parties to support any of the Company’s guarantees under the Policy.

2.	COMMENT: Please confirm supplementally that the Policy names on the front cover page of the prospectus are, and will continue to be, the same as the EDGAR class identifier associated with the Policies.

RESPONSE: As of the date of this filing, the Company confirms that the Policy names on the front cover page of the prospectus are the same as the EDGAR class identifier associated with the Policies.

3.	COMMENT: With respect to the “Benefits of the Policies – Optional Benefits” section:

(a)	Please disclose limitations on availability (i.e., age ranges, etc.).

RESPONSE: The Registrant responds by adding the following disclosure to end of the “Benefits of the Policies – Optional Benefits” section: “These optional benefits are not available for all Issue Ages and underwriting classifications, and may not be available in all states.”

(b)	Please add disclosure that compares all three contracts in this section.

RESPONSE: The Registrant responds by supplementally noting that these contracts are no longer for sale. Respectfully, the Registrant believes adding such disclosure would be confusing to investors.

4.	COMMENT: With respect to the “Fee and Expense Tables - Periodic Charges (Other than Portfolio Operating Expenses)” section:

(a)	Please provide a separate table for each contract to the extent the fees differ.

(b)	Wherever applicable, please list the maximum current charge before the minimum current charge.

RESPONSE: The Registrant responds by making the requested revisions.

5.	COMMENT: With respect to the “Fee and Expense Tables – Transaction Fees” - footnote 1: Please add disclosure to identify which “fees and expenses may no longer apply.”

RESPONSE: The Registrant responds by adding the following disclosure to footnote 1: “…such as fees applicable in Policy Years prior to your current Policy Year,…”

6.	COMMENT: Regarding the “Premium Taxes” section of the “Transaction Fees” table: The table indicates that premium taxes are assessed against “basic premium.” Please provide the correct reference to the section of the prospectus discussing “basic premium,” and include a brief description in the footnote to the table.

RESPONSE: The Registrant notes that “basic premium” is defined in the “Deductions and Charges” section. The Registrant has also added the following disclosure to the footnote to the table: “The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction for administrative costs (See “Deductions and Charges”) for more information.”

7.	COMMENT: With respect to the “Surrender Charge” section of the “Transaction Fees” table: We note that the Current Amount Deducted states not more than 9%, which appears to be a maximum charge. Please revise this to reflect the current charge.

RESPONSE: In response to the Staff’s comment, the Registrant responds by moving the disclosure to the Maximum Amount Deducted column, and has included the current charge of 0%. In addition, the Registrant has added a footnote to the table with the following disclosure: “This charge no longer applies because you have owned your Policy for longer than ten years.”

8.	COMMENT: With respect to the “Extra Premium for Insureds Who Do Not Qualify as Select Risks” section of the “Transaction Fees” table: We note that the maximum amount states it is the “Same as the current amount;” however, the current amount states “The amount depends on the underwriting classification.” Please clarify the maximum amount.

RESPONSE: The Registrant responds by adding the following language in the “Extra Premium for Insureds Who Do Not Qualify as Select Risk – Maximum Amount Deducted” column: “Variable Whole Life; Maximum: $52.70 per $1,000 of face amount”; “Variable Extra Ordinary Life Policies; Maximum: $58.71 per $1,000 of face amount.” In addition, the Registrant has added a footnote to the column with the following disclosure: “This charge will vary depending on underwriting classification of the Insured.”

9.	COMMENT: With respect to “Charge for Dividends” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please add a footnote indicating the elements for which this charge may vary as indicated later in the prospectus.

RESPONSE: The Registrant responds by adding the following disclosure in a footnote: “This charge will vary by Issue Age of the Insured.”

(b)	Where appropriate, please add minimum and representative amounts to the table.

RESPONSE: The Registrant responds by adding the requested disclosure.

10.	COMMENT: Regarding “Extra Premium for Extra Life Protection” in the “Period Charges (Other than Portfolio Operating Expenses)” table: Please add disclosure, in the “Deductions and Charges” section, stating the minimum and maximum premium for the representative Insured having characteristics as described in the Fee and Expense Tables.

RESPONSE: The Registrant responds by adding the requested disclosure to the “Deductions and Charges” section of the prospectus.

11.	COMMENT: In the “Periodic Charges (Other than Portfolio Operating Expenses)” table - footnote 4: Please include a brief definition of net insurance amount at risk in footnote 4.

RESPONSE: The Registrant responds by adding the following disclosure in the applicable footnote: “The net insurance amount at risk is the Death Benefit minus the sum of the Cash Value and any Policy Debt.”

12.	COMMENT: With respect to the “Charge for Mortality and Expense Risks and Expenses for Loans” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please indicate in a footnote to the table that this charge is in addition to the interest charged on any Policy loan; and

(b)	Include a statement in a footnote indicating that these charges are deducted from Invested Assets.

RESPONSE: The Registrant responds by supplementally noting that the applicable footnote to the table includes detailed information about this charge. In response to the Staff’s comment, the Registrant responds by adding the following to the footnote: “The charge shown is a loan interest spread that is deducted from the Invested Assets.”

13.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add a line item disclosing the “loan interest spread.” Generally speaking, the loan interest spread is defined as the difference between the amount of interest charged to a policyowner for the loan, and the amount of interest credited to the amount used as collateral for the loan.

RESPONSE: Please see response to comment 12 above.

14.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please include line items detailing the charges for any optional benefits including any personal characteristics by which the charge may vary.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following disclosure to the “Periodic Charges (Other than Portfolio Operating Expenses)” table for the “Optional Benefits” for the applicable Policies charges disclosed later in the prospectus:

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Waiver of Premium Benefit[1]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 65	Maximum: [numbers may vary by Policy] Minimum: [numbers may vary by Policy] Representative: [numbers may vary by Policy]	Same as current amount

Additional Purchase Benefit[2]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 45	Maximum: [numbers may vary by Policy][2] Minimum: $[numbers may vary by Policy] [2] Representative: [numbers may vary by Policy][2]	Same as current amount

1 The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. Generally, the charge increases for older Issue Ages. In addition, higher rates may apply to substandard underwriting classifications. The charge for the Waiver of Premium benefit is less for Extra Ordinary Life Policies, all other factors being equal.

2 The maximum benefit amount is $100,000. The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. The charge increases for older Issue Ages.

15.	COMMENT: With respect to the “Information About the Policies” section: The disclosure suggests that Owner’s rights may be limited by the Policy. We note that this could mislead a policyowner as to the rights under securities laws. Please delete.

RESPONSE: The Registrant responds by deleting the disclosure in question.

16.	COMMENT: With respect to the “Premiums – Whole Life Policy and Extra Ordinary Life Policy” sections:

(a)	In the preamble to the tables, please indicate that quarterly and semi-annually payments will be more or less than monthly or annual payments as the case may be.

RESPONSE: The Registrant responds by supplementally noting that this section generally includes disclosure regarding the time value of money. In addition, the Registrant has added the following language preceding each table: “Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate and (2) cover the administrative costs associated with additional Premium Payments. For example, two semi-annual payments will total more than an annual premium payment.” In addition, we have added the following footnote to the “Annual Sum of Monthly Premiums” column: “In some cases for policies with smaller premiums, the sum of 12 monthly premiums may be less than the sum of other periodic premium amounts due to lower administrative costs.”

(b)	Please revise the header of column five “Excess of 12 Monthly Premiums Over Annual Premium” to make it clear how the amount is determined. For example, is the amount a function of two other columns?

RESPONSE: The Registrant responds by revising the column heading to: “Annual Sum of Monthly Premiums minus the Annual Premium”

17.	COMMENT: With respect to the “Deductions and Charges” section: Please confirm that all charges listed in the Fee and Expense Tables are also discussed in this section and consider adding sub-headings where appropriate.

RESPONSE: The Registrant confirms supplementally that all of the charges listed in the table are disclosed in the Deductions and Charges section of the prospectus.

18.	COMMENT: In the “Death Benefit” section: Please clarify whether the Northwestern Access Fund is the only way to get a lump sum or whether it is simply an alternative to a cash settlement.

RESPONSE: In response to the Staff’s comments, the Registrant has revised the current disclosure to read: “Your beneficiary may receive the Death Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Death Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Death Benefit less any Policy Debt. If our criteria are not met, the cash settlement of the Death Benefit is paid via a single check.”

19.	COMMENT: In the “Death Benefit” section: We note that various payment plan options are listed. Please provide a discussion of each payment plan that discloses the benefits of each in general terms, and what a person can expect to receive under each plan with respect to Death Benefits.

RESPONSE: The Registrant responds by adding the following disclosure: “Generally, (1) an interest income plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment income plan pays the Death Benefit in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life income plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). The choice of payment plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period.”

20.	COMMENT: In the “Death Benefit - Variable Insurance Amount” section: Please include the method for calculating the Death Benefit and include examples illustrating how the variable insurance amount works.

RESPONSE: Registrant responds by supplementally noting that the method for calculating the Death Benefit for each Policy is described in their respective subsections in the Death Benefit section. (See “Death Benefit – Whole Life Policy and Single Premium Life Policy” and “Death Benefit – Extra Ordinary Life Policy,” respectively.) In addition, for clarity Registrant has generally revised the last paragraph in the general Death Benefit section preceding the “variable insurance amount” section to, among other things, provide a reference to where a Policy Owner may find out how the Death Benefit is calculated as follows:

“The Death Benefit for a variable life insurance policy is, in part, a guaranteed amount which will not be reduced during the lifetime of the Insured so long as you pay premiums when they are due and no Policy Debt is outstanding. The remainder of the Death Benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The amount of any paid-up additions is also included in the total Death Benefit and, in addition, the Extra Ordinary Life Policy provides some term insurance during the early Policy Years. Paid-up additions are amounts of permanent insurance, paid for with dividends and added to a basic life insurance policy, and for which the premium for the entire lifetime of the Insured has been paid. Paid-up additions have Cash Value and loan value. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy. For a more detailed description of how the Death Benefit is calculated for your Policy, see the “Whole Life Policy and Single Premium Life Policy” and “Extra Ordinary Life Policy” below.”

Registrant has also added an example demonstrating the operation of variable insurance amount for a Whole Life Policy as a new fourth paragraph in the “Variable Insurance Amount” section as follows:

“To illustrate how the variable insurance amount affects the Death Benefit for a Whole Life Policy, suppose that on your Policy Anniversary investment results since your last Policy Anniversary (excluding investment results on paid-up additions) were $500 less than the amount that would have been expected assuming a net annual growth rate of 4%. By way of example, if your net single premium (based on your underwriting classification as indicated in your Policy) per $1.00 of insurance was .40440, the variable insurance amount for the current year will decrease by $1,236 ($500/.40440), thereby decreasing the Death Benefit if the variable insurance amount had been positive. (See “Whole Life Policy and Single Premium Life Policy.”)”

Please note that the variable insurance amount with respect to an Extra Ordinary Life Policy is described in more detail in that section. See response to Staff’s comment 21 below.

21.	COMMENT: With respect to the “Death Benefit - Extra Ordinary Life Policy” section:

(a)	Please revise the entire section for Plain English, and in particular please describe “Extra Life Protection” in greater detail.

RESPONSE: In response to the Staff’s comment, Registrant has generally revised the applicable section as described on Appendix A.

(b)	Please clarify the amount when referencing “one year term insurance.”

RESPONSE: Please see response to 21(a) above.

(c)	Please provide examples illustrating the operation of an Extra Ordinary Life Policy.

RESPONSE: Please see response to 21(a) above.

22.	COMMENT: In the “Cash Value” section: Please revise the first paragraph for Plain English and provide examples illustrating this feature of the contract.

RESPONSE: In response to the Staff’s comment, Registrant has revised the first paragraph as follows:

“The Cash Value of a Policy is the amount you are eligible to receive when you surrender the Policy. If investment results were a net level 4% every year, the Cash Value would increase each year according to a table in your Policy (“tabular Cash Value”). However, the Cash Value for all Policies will change daily in response to investment results. For any given date, to calculate the Cash Value, the tabular Cash Value for the last Policy Anniversary is adjusted to reflect the time elapsed since the last Policy Anniversary. We then adjust the sum of the tabular Cash Value and the net single premium for the variable insurance amount (see the discussion of net single premiums under “Variable Insurance Amount”) to reflect investment results from the last Policy Anniversary to the date for which the calculation is being made. The Cash Value is increased by the value of any paid-up additions which have been purchased with dividends. If a portion of the premium for the current Policy Year has not been paid, the Cash Value of a Whole Life Policy or an Extra Ordinary Life Policy will be reduced. The Cash Value for all Policies will be reduced by any Policy Debt outstanding. No minimum Cash Value is guaranteed.”

Please note that Registrant believes that the revised disclosure meets the requirements of Item 9(a) of Form N-6 to “briefly describe” how “[surrender] proceeds are calculated.”

23.	COMMENT: With respect to the “Annual Dividends” section: Please clarify any tax implications of receiving dividends in cash. You may reference to applicable disclosure in the tax section if that section includes appropriate disclosure.

RESPONSE: The Registrant responds by supplementally noting the following disclosure in the “Tax Consideration - Tax Treatment of Life Insurance” section: “Dividends, whether paid in cash, applied to the Policy, used to purchase additional insurance or used to pay premiums, are taxed as withdrawals with a resulting reduction in basis.” In addition, we have added the following cross-reference to the “Tax Treatment of Life Insurance” section in the “Annual Dividends” section: “(see “Tax Considerations - Tax Treatment of Life Insurance”).”

24.	COMMENT: In the “Policy Loans” section: Please indicate in this section, as well as in the “Summary of Benefits and Risks” section, the impact Policy Debt will have on extra Life Protection.

RESPONSE: In response to the Staff’s comment, please note Extra Life Protection will not impact Policy Debt (or vice versa). The amount payable at death is, however, reduced by any Policy Debt outstanding for all three Policies, as noted elsewhere in the prospectus (see Appendix A). Therefore, the Registrant respectfully declines to revise the disclosure.

25.	COMMENT: In the “Policy Loans” section: Please indicate clearly what the maximum rate of interest is on Policy Loans with respect to the accrued as well as credited portions.

RESPONSE: The Registrant responds by adding the following as a new second sentence in the “Policy Loans and Automatic Premium Loans – General Loan Terms” section: “The loan interest rate is applied to both the amount of the loan and accrued interest.”

26.	COMMENT: In the “Tax Considerations - Life Insurance Qualification” section: We note that there are two alternative tests for determining whether the Death Benefit is a sufficient multiple of the Policy Value. Please include a discussion of both tests.

RESPONSE: In response to the Staff’s comment, the Registrant responds by revising the first paragraph in this section to read as follows: “Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.”

VARIABLE COMPLIFE®:

1.	COMMENT: Please clarify supplementally whether there are any types of guarantee or support agreements with third parties to support any of the guarantees under the Policy, or whether the Company will be primarily responsible for paying out on any of the guarantees under the Policy.

RESPONSE: The Company will be primarily responsible for paying out any of the guarantees in the Policy. At present, there are no types of guarantee or support agreements with third parties to support any of the Company’s guarantees under the Policy.

2.	COMMENT: Please confirm supplementally that the Policy name on the front cover page of the prospectus is, and will continue to be, the same as the EDGAR class identifier associated with the Policy.

RESPONSE: As of the date of this filing, the Company confirms that the Policy name on the front cover page of the prospectus is the same as the EDGAR class identifier associated with the Policy.

3.	COMMENT: With respect to the “Benefits of the Policy” section: We note that the “Summary of Benefits and Risks - Optional Benefits” section, and the Fee and Expense Ttables discuss two optional benefits. Please include a more fulsome discussion of those benefits elsewhere in the prospectus including any limits on availability.

RESPONSE: The Registrant responds supplementally by referring the Staff to the “Other Policy Provisions – Optional Benefits” section later in the prospectus.

4.	COMMENT: In the “Benefits of the Policy – Flexibility” section: The prospectus notes that the policyowner may reduce or suspend payment of premiums. Please add disclosure indicating that this may cause the Policy to terminate.

RESPONSE: The Registrant responds by supplementally noting that the reduction or suspension of premium payments will not cause your Policy to terminate. Under these circumstances, Registrant feels that adding disclosure regarding termination would be confusing.

5.	COMMENT: With respect to the “Benefits of the Policies - Optional Benefits” section: Please disclose limitations on availability (i.e., age ranges, etc.).

RESPONSE: The Registrant responds by adding the following disclosure to end of the “Benefits of the Policies – Optional Benefits” section: “These optional benefits are not available for all Issue Ages and underwriting classifications.”

6.	COMMENT: With respect to the “Fee and Expense - Periodic Charges (Other than Portfolio Operating Expenses)” tables: Wherever applicable, please list the maximum current charge before the minimum current charge.

RESPONSE: The Registrant responds by making the requested revisions.

7.	COMMENT: Regarding the “Charge for Cost of Insurance” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	In footnote 2, please state personal characteristics by which the charge will vary.

RESPONSE: The Registrant responses by adding the following disclosure to the footnote: “Generally, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women.”

(b)	Please include a brief definition of net amount at risk in footnote 2.

RESPONSE: The Registrant responds by adding the following disclosure to footnote 2: “The net amount at risk is the projected Death Benefit, discounted at a net annual rate of 4%, less the sum of the Policy Value and the Cash Value of any paid-up insurance. The projected Death Benefit is the Death Benefit at the end of the Policy Year, assuming a 4% net annual growth rate.”

(c)	In the “Deductions and Charges - Charges Against the Policy” section: We note that there is disclosure indicating a deduction from the Cash Value of any paid-up additional insurance. Is this part of or in addition to the cost of insurance charge? Please revise in this section or in the footnote where appropriate up to and including a new line item for this charge.

RESPONSE: Please see response to 7(b) above.

8.	COMMENT: With respect to the “Charge for Mortality and Expense Risks and Expenses for Loans” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please indicate in a footnote to the table that this charge is in addition to the interest charged on any Policy loan; and

(b)	Include a statement in a footnote indicating that these charges are deducted from Invested Assets.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following footnote: “This charge is a loan interest spread; that is, the difference between the interest charged and the amount credited to the Policy. This amount is deducted from Invested Assets (see “Policy Loans and Automatic Premium Loan – General Loan Terms”).”

9.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add a line item disclosing the “loan interest spread.” Generally speaking, the loan interest spread is defined as the difference between the amount of interest charged to a policyowner for the loan, and the amount of interest credited to the amount used as collateral for the loan.

RESPONSE: Please see response to Comment above. In addition, please note that more information about the loan interest rate can be found in the “General Loan Terms” section.

10.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please include disclosure in the footnotes to the table discussing any personal characteristics which may affect the charges for any optional benefits.

RESPONSE: The Registrant responds by adding the following language to footnote 3 of the “Periodic Charges (Other than Portfolio Operating Expenses)” table: “The charges for Wavier of Premium Rider and Additional Purchase Benefit do not vary by sex. Generally, these charges increase for older Issue Ages except that the charge for Waiver of Premium rider does not increase after age 57. In addition, higher rates may apply to substandard underwriting classifications.”

11.	COMMENT: With respect to footnote 1 in the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add disclosure to identify which “fees and expenses may no longer apply.”

RESPONSE: The Registrant responds by adding the following disclosure to footnote 1: “…, such as fees applicable in Policy Years prior to your current Policy Year,…”

12.	COMMENT: With respect to the “Information About the Policy” section: The disclosure suggests that Owner’s rights may be limited by the Policy. We note that this could mislead a policyowner as to the rights under securities laws. Please delete.

RESPONSE: The Registrant responds by deleting the disclosure in question.

13.	COMMENT: With respect to the “Information About the Policy – Premiums” section: Please revise this section for Plain English. The Staff finds this disclosure to be opaque. The Staff suggests, among other revisions, adding sub-headings as follows:

(a)	General – paragraphs 1 through 3;
(b)	Advance Premium Payments – paragraphs 4 through 7, including the table;
(c)	Premium Payments for Optional Benefits – the following four paragraphs; and
(d)	Suspension of Premium Payments – the following two paragraphs.

In addition, please consider the following revisions:

(e)	In paragraph 4(a), please clarify that advanced Premium Payments will be suspended;
(f)	In the last sentence of paragraph 4, please clarify that a reduction in Separate Account assets will result in the Company reclaiming advanced Premium Payments for which the Company is not being reimbursed; and
(g)	Please revise paragraphs 5, 7, and 8 for Plain English and consider answering the following questions in the disclosure:

(i)	What does it mean to the Registrant to increase premium amounts?
(ii)	What is the point of the chart?
(iii)	What is “Additional Protection”?
(iv)	Please clarify the disclosure pertaining to Premium Payments for optional benefits, in particular, please clarify precisely how the 70% requirement operates. We note that is does not appear to be reflected accurately in the chart beneath the disclosure. Please make it clear and accurate.

RESPONSE: Respectfully, Registrant responds by noting that this section follows applicable guidelines for Plain English. Registrant also believes the disclosure reflects our recognition of the complexity of this product and our obligation to disclose the material aspects of the Policy. However, after careful consideration of the Staff’s comments, Registrant has made the revisions noted in Appendix B for additional clarity. For your information, the registrant statement for this product was most recently filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “Securities Act”, on April 27, 2006 (Accession Number: 0001193125-06-090936), as subsequently revised pursuant to Rule 485(b) under the Securities Act (including as appropriate revisions made pursuant to Rule 485(b)(1)(vii) made in conjunction with changes made to other products’ registration statements in the same separate account).

(a)	In response to Staff comment 13(e), we have revised applicable disclosure to read, “ … failure to pay the premiums when due will cause (1) scheduled Premium Payments to be suspended …”

(b)	In response to Staff comment 13(f), we added a sentence to the 4th paragraph. Applicable disclosure has been revised to read, “If you do not pay premiums when they are due, we will reduce the Separate Account assets supporting the Policy to reflect the premiums due later in the Policy year. This will result in the Company reclaiming the amount of any premium previously advanced for later in the Policy year.”

(c)	In response to Staff comment 13(g), please see general response to Staff comment 13 above. Registrant has also revised the column heading to: “Annual Sum of Periodic Premiums Minus the Annual Premium.”

14.	COMMENT: With respect to the “Death Benefits” section:

(a)	Please revise this section for Plain English. The Staff finds this section to be opaque.

RESPONSE: Like our response to general comment 13 above, Registrant responds by noting that the section in question follows applicable guidelines for Plain English. Registrant also believes the disclosure reflects our recognition of the complexity of this product and our obligation to disclose the material aspects of the Policy. However, after careful consideration of the Staff’s comments, Registrant has made the revisions noted in Appendix C for additional clarity.

(b)	Please include the method for calculating the Death Benefit and include examples.

RESPONSE: Please see response to Staff’s Comment 14(a) above.

(c)	Please clarify whether the Northwestern Access Fund is the only way to get a lump sum or whether it is simply an alternative to a cash settlement.

RESPONSE: In response to the Staff’s comments, the Registrant has revised the current disclosure to read: “Your beneficiary may receive the Death Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Death Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Death Benefit less any Policy Debt. If our criteria are not met, the cash settlement of the Death Benefit is paid via a single check.”

(d)	We note that various payment plan options are listed. Please provide a discussion of each payment plan that discloses the benefits of each in general terms, and what a person can expect to receive under each plan with respect to Death Benefits.

RESPONSE: The Registrant responds by adding the following disclosure: “Generally, (1) an interest income plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment income plan pays the Death Benefit in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life income plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). The choice of payment plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period.”

15.	COMMENT: With respect to the “Deductions and Charges” section: Please confirm that all charges listed in the Fee and Expense Tables are also discussed in this section and consider adding sub-headings where appropriate.

RESPONSE: The Registrant confirms supplementally that all of the charges listed in the table are disclosed in the Deductions and Charges section of the prospectus.

16.	COMMENT: With respect to the “Annual Dividends” section: Please clarify any tax implications of receiving dividends in cash. You may reference to applicable disclosure in the tax section if that section includes appropriate disclosure.

RESPONSE: The Registrant responds by noting the following disclosure in the “Tax Consideration - Tax Treatment of Life Insurance” section: “Dividends, whether paid in cash, applied to the Policy, used to purchase additional insurance or used to pay premiums, are taxed as withdrawals with a resulting reduction in basis.” In addition, we have added a cross-reference to the “Tax Treatment of Life Insurance” section in the “Annual Dividends” section: e.g., (See “Tax Considerations - Tax Treatment of Life Insurance”).

17.	COMMENT: In the “Policy Loans” section: Please disclose in this section, as well as in the “Summary of Benefits and Risks - Benefits of the Policy-Death Benefit” section, the impact of any outstanding Policy Debt on the minimum guaranteed Death Benefit.

RESPONSE: The Registrant responds by supplementally noting that the following disclosure appears in the “Policy Loans, Automatic Premium Loans, and Withdrawals – General Loan Terms” section: “The Death Benefit will also be reduced by the amount of any Policy Debt outstanding”. In addition, we have added the following as a last sentence to the “Benefits of the Policy – Death Benefit” section: “Death Benefit amounts paid will be reduced by any Policy Debt outstanding.”

18.	COMMENT: With respect to the “Policy Loans, Automatic Premium Loans, and Withdrawal – General Loan Terms” section:

(a)	Please clarify the benefit to a Policy Owner in choosing a variable rate of interest.

RESPONSE: The Registrant responds by supplementally noting that, by way of example, loan interest may be tax deductable to some Owners (i.e., corporations) in which case a higher rate may be preferred. In addition, Registrant has added the following to the first paragraph in the “General Loan Terms” section: “Generally, if a higher rate is preferred, selecting the variable rate may be preferable. If you desire a smaller loan interest rate, the annual fixed, effective rate may be preferable.”

(b)	Please clarify whether the interest rate applies to amounts borrowed amounts or accrued amounts.

RESPONSE: The Registrant responds by adding the following to the “Policy Loans, Automatic Premium Loans, and Withdrawal – General Loan Terms” section: “The loan interest rate is applied to both the amount of the loan and all accrued interest.”

(c)	Please state the maximum interest rate on loans and the minimum rate on the portion held as collateral.

RESPONSE: The Registrant responds by supplementally noting that the amount taken from the Separate Account Division is provided to the policy owner from the General Account. Therefore, there is no collateral. In addition, please note that the first paragraph under the “Policy Loans, Automatic Premium Loans, and Withdrawal – General Loan Terms” section discloses the maximum amounts.

19.	COMMENT: With respect to the “Policy Loans, Automatic Premium Loans, and Withdrawal – Required Unscheduled Additional Premium” section: Please revise this section for Plain English and use examples where appropriate, indicating how this provision operates, such as how the Company keeps track of appropriate amounts. We also note that it would seem that any withdrawal would cause an Automatic Premium Loan. Please revise for clarity.

RESPONSE: In response, please note supplementally that only withdrawals that exceed the amount of additional premium used to increase Policy Value may require an unscheduled additional premium, but only if there is subsequent unfavorable investment results. Registrant has generally revised the section as follows:

Required Unscheduled Additional Premium If cumulative withdrawals (including accumulation at a 4% annual interest rate) exceed the cumulative additional premiums which have been used to increase the Policy Value (including accumulation at a 4% annual interest rate) as of a date 25 days prior to your Policy Anniversary, we may require you to pay an unscheduled additional premium to increase Policy Value if there has been unfavorable investment experience since the most recent withdrawal. The minimum amount of Policy Value required to avoid an unscheduled additional premium depends on pre-established tabular values in your Policy for the Minimum Guaranteed Death Benefit. Any required unscheduled additional premium will be due the Policy Anniversary following written notice to you. If the additional premium is not paid and there is sufficient Policy Value, the Paid-Up or Automatic Premium Loan provision on your Policy will take effect. (See “Paid-Up Insurance” and “Policy Loans, Automatic Premium Loans and Withdrawals.”)

By way of example, assume that at issue you added additional premium to increase your Policy Value in the amount of $1,000, and no additional premiums are paid thereafter. On your 5th Policy Anniversary you withdraw $2,000 and no further withdrawals are made. During the 10th Policy Year, there is poor investment performance such that 25 days prior to your Policy Anniversary, the Policy Value is less than the tabular value pre-established in your Policy. To determine the maximum amount of required unscheduled premium, we accumulate the $1,000 in additional premium at a 4% annual interest rate for 10 years ($1,480.24), and the $2,000 in withdrawals at a 4% annual interest rate for 5 years ($2,433.31). The amount of required unscheduled premium we may request would be $2,433.31 minus $1,480.24, or $953.07.

If the required unscheduled additional premium is greater than the maximum premium loan available, you may request a partial loan and submit a premium payment for the remaining balance due. Required unscheduled additional premium payments will be credited the date they are received if the date/time stamp is before market close (typically, 4:00 p.m. Eastern Time). Automatic Premium Loans used to pay Required Unscheduled Additional Premium will be credited as of the Policy Anniversary.

20.	COMMENT: With respect to the “Excess Amount” section: Please revise this section for Plain English, and use examples where appropriate.

RESPONSE: Registrant responds by revising the section as follows:

Excess Amount

The Excess Amount is the amount by which the Policy Value exceeds the sum of (1) the Tabular Value for the Minimum Guaranteed Death Benefit, and (2) the Tabular Value for any Additional Protection in effect. Tabular Values are pre-established in your Policy. Tabular Values are based on a whole life policy assuming (1) all premiums are paid when due, (2) no additional premiums or dividends are used to increase Policy Value, (3) a 4% level annual net rate of return, and (4) the maximum Policy charges apply. If you are not paying premiums on an annual basis, the Excess Amount is reduced for any premiums due later in the Policy Year. Among other things, the Excess Amount determines amounts available for withdrawals. (See “Policy Loans, Automatic Premium Loans, and Withdrawals.”)

To demonstrate how Excess Amount is determined, assume the following Policy characteristics: (1) the Policy has a Minimum Guaranteed Death Benefit in the amount of $200,000; (2) the Policy has Additional Protection in the amount of $100,000; (3) the Policy Value is $90,000; (4) there are no premiums due later in the current Policy Year; (5) and, according to the Policy, the Tabular Value is .20000 per $1 of insurance. The Excess Amount is $90,000 (Policy Value) minus $60,000, which is the sum of $40,000 ($20,000 of Minimum Guaranteed Death Benefit x .20000) + $20,000 ($100,000 of Additional Protection x .20000). In this case, the Excess Amount is $30,000 ($90,000 - $60,000).

21.	COMMENT: In the “Tax Considerations - Life Insurance Qualification” section: We note that there are two alternative tests for determining whether the Death Benefit is a sufficient multiple of the Policy Value. Please include a discussion of both tests.

RESPONSE: In response to the Staff’s comment, the Registrant responds by revising the first paragraph in this section to read as follows: “Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.”

On behalf of the Registrant, this letter sets forth the representations requested by the SEC staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendments noted above to the Registration Statement;
•	The lack of SEC Staff comments does not foreclose the SEC from taking any action with respect to the filing; and
•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

* * *

We believe that the Amendments are complete and respond to all SEC Staff comments. If you have any questions regarding this letter or the enclosed Amendments, please contact me at (414) 665-1209. We greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett

Assistant General Counsel

Enc.

cc: Mr. Craig Ruckman

Appendix A

Extra Ordinary Life Policy     The Death Benefit for an Extra Ordinary Life Policy is affected by the amount of Extra Life Protection in force. Initially, the amount of Extra Life Protection is 40% of the total amount of insurance and is in the form of one year term insurance; the amount of term insurance may be adjusted on each Policy Anniversary thereafter. Term insurance is life insurance which pays a Death Benefit only if the Insured dies during the term for which the insurance has been purchased. Term insurance is ordinarily purchased on an annual basis at a cost which rises with the increasing age of the Insured. It has no cash surrender value or loan value. Over time, positive variable insurance amounts and paid-up additions purchased with dividends will reduce the one year term insurance portion of the Extra Life Protection to an amount that (with variable insurance amounts and paid-up additions) will maintain the total Death Benefit at the amount for which the Policy was issued. The term insurance is eliminated at any time when the sum of positive variable insurance amount plus the paid-up additions equals or exceeds the initial amount of Extra Life Protection.

The amount of Extra Life Protection may increase over time but it will not decrease below the initial amount during the Policy’s guaranteed period, so long as you pay premiums when they are due, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their Cash Value. The length of the guaranteed period depends on the age of the Insured at issue. Please note that neither the actual investment results nor the dividends to be paid on the Policy are guaranteed. You may request an in-force illustration to illustrate the effect of various future rates of return on the amount of Extra Life Protection.

After the guaranteed period expires, if the sum of positive variable insurance amounts plus the paid-up additions is less than the initial amount of Extra Life Protection on any Policy Anniversary, we may reduce the amount of your term insurance for the Policy Year. We will give you notice of the reduction and you will have an opportunity to pay an additional amount of premium in order to keep the initial amount of insurance in force. The maximum premium rate is set forth in the Policy. Your right to continue the Extra Life Protection will terminate as of the first Policy Anniversary when you fail to pay the additional premium when due.

The Death Benefit for an Extra Ordinary Life Policy is the sum of the Minimum Death Benefit plus the amount of Extra Life Protection in force. The Minimum Death Benefit is 60% of the total amount of insurance for which the Policy was issued. We guarantee the Minimum Death Benefit for the lifetime of the Insured so long as you pay premiums when they are due.

The total Death Benefit is not affected by either investment results or the amount of dividends paid, so long as the Policy is within the guaranteed period of Extra Life Protection unless the term insurance has been eliminated by positive variable insurance amount and paid-up additions as described above. Good investment results and increases in dividends increase the likelihood that the total Death Benefit will begin to rise before the guaranteed period of Extra Life Protection expires. Adverse investment results or decreases in dividends could cause the total Death Benefit to fall below the amount of insurance which was initially in force after the guaranteed period of Extra Life Protection expires, but it cannot fall below the Minimum Death Benefit so long as you pay premiums when they are due. In each case the amount payable at death is reduced by any Policy Debt outstanding.

The following three examples illustrate how Extra Life Protection operates during the guaranteed period. In each example the Policy was issued for a total amount of $250,000. The minimum death benefit is $150,000 (60% of $250,000) and the initial amount of Extra Life Protection is $100,000 (40% of $250,000).

•

Example 1: On a Policy Anniversary, there is a total positive variable insurance amount of $10,000 and paid-up additions are $15,000. The Extra Life Protection for the following year would consist of term insurance in the amount of $75,000 ($100,000 minus the sum of $10,000 and $15,000) in order to maintain the initial amount of Extra Life Protection. There would be no effect on the current Death Benefit because the total of the variable insurance amount and paid-up additions have not exceeded the initial amount of Extra Life Protection.

•

Example 2: On a Policy Anniversary, there is a total negative variable insurance amount of -$12,000 and paid-up additions are $15,000. The Extra Life Protection for the following year would consist of term insurance in the amount of $85,000, reflecting a reduction for paid-up additions but not negative variable insurance amounts. Again, there would be no effect on the current Death Benefit. In subsequent years positive variable insurance amounts will need to make up for the negative variable insurance amounts in order to affect the amount of term insurance.

•

Example 3: On a Policy Anniversary, there is a total positive variable insurance amount of $60,000 and paid-up additions are $50,000. The Extra Life Protection for the following year would consist of no term insurance and would increase to $110,000 (the sum of $60,000 and $50,000). In this case the current Death Benefit would increase to reflect variable insurance amounts and paid-up insurance in excess of the Extra Life Protection (see “Variable Insurance Amount” above).

We have designed the Extra Ordinary Life Policy for a purchaser who intends to use all dividends to purchase paid-up additions. If you use dividends for any other purpose, or if any paid-up additions are surrendered for their Cash Value; (1) the term insurance in force will immediately terminate, (2) any remaining guaranteed period of Extra Life Protection will terminate, and (3) your right to continue the amount of Extra Life Protection as described above will terminate. The amount of Extra Life Protection thereafter will be the sum of positive variable insurance amount plus any paid-up additions which remain in force.

Appendix B

Scheduled Premium and Additional Protection The scheduled premium includes the premium for the Minimum Guaranteed Death Benefit and, depending on your Policy, the premium for Additional Protection. Additional Protection is additional insurance coverage guaranteed for a certain number years provided Premium Payments are made when due and dividends are used to increase Policy Value. The amount of the scheduled premium depends on the amount of the Minimum Guaranteed Death Benefit (see “Death Benefit”) and the amount of Additional Protection, as well as the Insured’s age and underwriting classification. The amount of the scheduled premium also reflects the sex of the Insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. We send a notice to you not less than two weeks before each scheduled premium is due.

In addition to the premium required for the Minimum Guaranteed Death Benefit and any Additional Protection, the scheduled premium may include additional premium to purchase paid-up additional insurance or to increase the Policy Value, as directed by the Owner. The scheduled premium will also include the premium required for any additional benefit included as part of the Policy. We will reduce the additional premium included in the scheduled premium at any time upon your request unless required for any additional benefit. You may increase the additional premium included in the scheduled premium, or you may pay optional unscheduled additional premiums, at any time before the Policy Anniversary nearest to the Insured’s 85th birthday, subject to our insurability requirements and issue limits.

Policies that include Additional Protection are subject to a minimum premium (as part of their scheduled premium) that is equal to 70% of the premium for a Policy if it consisted solely of the Minimum Guaranteed Death Benefit (the “70% requirement”). The premium for Additional Protection is two times the cost of term insurance (for the Insured’s age when the Policy was issued using the Cost of Insurance rates in your Policy) as long as this premium for Additional Protection in combination with the premium for the Minimum Guaranteed Death Benefit meets the 70% requirement. If this combination does not meet the 70% requirement, the premium for Additional Protection is increased to meet the 70% requirement. In this case, the amount by which the premium is increased, after deductions, is used to increase the Policy Value.

If the Policy includes Additional Protection, after the guaranteed period we may reduce the amount of Additional Protection if Policy Value does not exceed a certain amount as described in the Policy. To prevent a reduction of the amount of Additional Protection, we may require an increased premium determined as of a date 25 days before the Policy Anniversary. In this case you are entitled to pay the increased premium required to keep the Additional Protection from falling until the Insured reaches age 80, but this right terminates as of the first Policy Anniversary on which you do not pay the increased premium when it is due.

The following table shows representative annual premiums for a Policy with an initial Death Benefit amount of $400,000, divided equally between Minimum Guaranteed Death Benefit and Additional Protection, for males at three ages, where Insureds are not substandard risks. This disclosure is intended to provide an example of the amounts of premium for Additional Protection relative to overall premium. Note that the Total Premium amount will be at least 70% of the premium that would be required for a $400,000 Policy without Additional Protection.

Age at Issue	Minimum Guaranteed Death Benefit	Premium for Minimum Guaranteed Death Benefit	Additional Protection	Premium for Additional Protection	Total Premium
	SELECT or PREMIER NON-TOBACCO or PREFERRED NON-TOBACCO

15	$200,000	$1,292	$200,000	$588	$1,880

35	200,000	2,610	200,000	1,010	3,620

55	200,000	6,618	200,000	3,320	9,938

	STANDARD PLUS or STANDARD PLUS NON-TOBACCO

15	$200,000	$1,406	$200,000	$608	$2,014

35	200,000	2,874	200,000	1,118	3,992

55	200,000	7,196	200,000	4,428	11,624

	STANDARD or PREMIER TOBACCO or PREFERRED TOBACCO

15	$200,000	$1,612	$200,000	$740	$2,352

35	200,000	3,362	200,000	1,310	4,672

55	200,000	8,650	200,000	6,380	15,030

Suspension of Premium Payments You may suspend payment of scheduled premiums, at your option, if, as of 25 days prior to the Policy Anniversary on or before the due date of the premium, (1) the Excess Amount (see “Excess Amount”) equals or exceeds one year’s minimum scheduled premium (premium for the Minimum Guaranteed Death Benefit and the Additional Protection), plus the premium for any additional benefit, (2) the Policy Value exceeds an amount that, at 6% interest, provides for future insurance coverage under your Policy, and future charges for expenses and additional benefits, and (3) no withdrawals are made after a date 25 days prior to the previous Policy Anniversary. While payment of premiums is suspended, certain charges ordinarily deducted from premiums will reduce the Policy Value instead at a pre-established rate set forth in your Policy. These rates may be different than charges applicable to premiums not under Premium Suspension. You may resume payment of scheduled premiums as of any Policy Anniversary and may be required to do so if the Excess Amount, as of a date 25 days prior to the Policy Anniversary, is determined to be less than one year’s minimum scheduled premium plus the premium for any additional benefit. You may pay unscheduled additional premiums while suspension of scheduled premiums is in effect, subject to our insurability requirements and issue limits.

Grace Period The Policy provides for a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If you pay a premium during the grace period, the values for the Policy will be the same as if you had paid the premium when it was due. If you do not pay the premium within the grace period, and the Policy does not qualify for premium suspension, the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as paid-up insurance. (See “Paid-Up Insurance.”)

Appendix C

Death Benefit

General The Death Benefit for a Policy will equal the sum of (1) the amount of the Minimum Guaranteed Death Benefit (see below), (2) the amount of any Additional Protection in effect (see Premiums – Scheduled Premium and Additional Protection”), (3) any Excess Amount of Policy Value (see “Excess Amount”), and (4) the amount of any paid-up additional insurance (see “Policy Value and Paid-Up Additional Insurance”), unless a higher amount is required by the Internal Revenue Code (IRC) (see “Tax Treatment of Policy Benefits”). The amount payable under the Death Benefit is reduced by the amount of any Policy Debt outstanding and, if premiums are not paid on an annual basis, an adjustment for premiums used to purchase paid-up additional insurance that are due later in the Policy Year.

Minimum Guaranteed Death Benefit The Minimum Guaranteed Death Benefit you select when the Policy is issued will neither increase nor decrease, regardless of the investment experience of the Divisions, so long as you pay scheduled premiums when they are due and no Policy Debt is outstanding. In setting the premium rates for the Minimum Guaranteed Death Benefit, we have assumed that the Separate Account assets will grow at a net annual rate of 4% after adjusting for the Separate Account charges and the expenses of the Portfolios in which the Divisions invest. (See “Deductions and Charges - Charges Against the Separate Account Assets.”) We bear the risk that the rate of growth will be less. A higher rate of growth results in an increase in the Policy Value.

Policy Value and Excess Amount The Policy Value is the cumulative Net Premiums for the Minimum Guaranteed Death Benefit and the Additional Protection, including any additional Net Premiums or Policy dividends which have been used to increase the Policy Value: (1) adjusted for investment experience; (2) less the cost of insurance which we deduct from the Policy Value on each Policy Anniversary; and (3) less any other charges. Therefore, the investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Policy Value and/or your Death Benefit. If your Policy Value exceeds the amount needed to support the Minimum Guaranteed Death Benefit and Additional Protection, if any, due to favorable investment results or from additional premiums or dividends used to increase Policy Value, you will have an Excess Amount. (See “Excess Amount.”) Any Excess Amount will increase the Death Benefit for the Policy, dollar-for-dollar, unless your Policy would not meet the definitional requirements for life insurance under the IRC (see below). The Policy Value and any Excess Amount change daily. The Policy Value and Excess Amount on the date of death will be used in the calculation of the Death Benefit.

Additional Protection The Additional Protection included in a Policy when it is issued will not increase by reason of investment experience more favorable than the assumed 4% net annual rate of growth. It will not decrease, regardless of investment experience, until expiration of the guaranteed period, so long as you pay scheduled premiums when they are due and no Policy Debt is outstanding. A condition for this guarantee is that you must use any dividends paid on the Policy to increase Policy Value unless the Policy has an Excess Amount. (See “Excess Amount.”) After the guaranteed period, the Additional Protection may be reduced unless the Policy Value exceeds a certain amount described in the Policy. Additional information regarding Additional Protection can be found in the “Premiums – Scheduled Premiums and Additional Protection” section.

Tax Considerations We have designed the Policy to meet the definitional requirements for life insurance in Section 7702 of the Internal Revenue Code. (See “Tax Treatment of Policy Benefits.”) These rules require that the Death Benefit will never be less than the Policy Value divided by the net single premium per dollar of Death Benefit. The required difference between the Death Benefit and the Policy Value is larger at younger ages than at older ages. The Policy provides for an increase in the Death Benefit to the extent required to meet this requirement. After the Death Benefit has been increased to meet this requirement, an increase in the Policy Value will cause a greater than dollar-for-dollar increase in the Death Benefit, and a decrease in the Policy Value will cause a greater than dollar-for-dollar decrease in the Death Benefit.

Paid-Up Additional Insurance The Death Benefit is increased by the amount of any paid-up additional insurance purchased with additional premium or Policy dividends. The amount and value of the paid-up additional insurance vary daily to reflect investment experience and are not guaranteed. The amount of any paid-up additional insurance is its value used as a net single premium at the Attained Age of the Insured.

Payment of Proceeds Subject to the terms and conditions of the Policy, the proceeds will be paid to a beneficiary or other payee after proof of the death of the Insured is received in our Home Office. The amount of proceeds will be determined as of the date of death. We will pay interest on the proceeds from that date until payment is made.

Your beneficiary may receive the Death Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Death Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Death Benefit less any Policy Debt. If our criteria are not met, the cash settlement of the Death Benefit is paid via a single check. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the beneficiary, and the beneficiary will have access to funds in the account simply by writing a draft for all or part of the amount of the Death Benefit (or other available balance), and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Northwestern Mutual, the bank will receive the amount the beneficiary requests as a transfer from the Company’s General Account. The Northwestern Access Fund is part of the Company’s General Account. Any interest paid within a Northwestern Access Fund may be taxable, so please consult your tax advisor. The Northwestern Access Fund is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Northwestern Access Fund is backed by the financial strength of the Company, although it is subject to the claims of our creditors. The Company may make a profit on all amounts held in the Northwestern Access Fund. We may discontinue the Northwestern Access Fund at any time, with or without notice.

If a payment plan was not previously elected by the Owner and in lieu of a lump sum payment, Death Benefits, less any Policy Debt, may be paid under a payment plan selected by your beneficiary after the death of the Insured. Available payment plans include an interest income plan, installment income plans, and life income plans. Generally, (1) an interest income plan accrues interest on the Death Benefit the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment income plan pays the Death Benefit in installments for a fixed period of time and any remaining proceeds may be withdrawn at any time; and (3) a life income plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). The choice of payment plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period. The Owner may elect the payment plan while the Insured is living or, if the Insured is not the Owner, during the first 60 days after the Insured’s date of death. A payment plan that is elected by the Policy Owner will take effect on the date of death of the Insured if notice of election is received in our Home Office while the Insured is living. In all other cases, the payment plan will take effect on the date of receipt of the notice of election. If no payment plan is elected, the benefit is paid to the beneficiary with interest based on rates declared by the Company or as required by applicable state law on the date of death of the Insured.